Preferred, Common Shares and Additional paid in capital (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended				9 Months Ended		12 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares	Jun. 30, 2022 $ / shares	Jul. 01, 2021 USD ($)	Jun. 30, 2021 $ / shares	Jun. 24, 2021 $ / shares shares	Sep. 30, 2022 $ / shares	Sep. 30, 2021 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 05, 2021 USD ($)
Cash dividend | $									$ 668,464	$ 230,473	$ 4,804
Dividend per share | $ / shares	$ 1.65	$ 0.30	$ 1.65		$ 0.70		$ 1.20	$ 1.25		$ 2.00	$ 0.05
Treasury Stock, Retired, Cost Method, Amount | $									20,068	$ 10,278
Offering price per program | $									19,347
Proceeds from Issuance of Common Stock | $									$ 19,792	(0)	$ (0)
Payments of dividends outstanding | $										$ 233
At-the-market equity offering programs [Member]
Number of shares sold									654,690	0
Common Stock, Shares, Issued									654,690	0
Proceeds from Issuance of Common Stock | $									$ 19,792
Sales Agents [Member]
Number of offering programs				2
Offering price per program | $				$ 75,000
Eneti Acquisition Vessels [Member]
Number of shares issued as part of the consideration										3,000,000
E.R. Acquisition Vessels [Member]
Number of shares issued as part of the consideration										2,100,000
Secondary Offering [Member] | Oaktree Capital Management L.P. [Member]
Number of shares sold						2,382,775
Price per share, sold | $ / shares						$ 22.00
Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount | $												$ 50,000
Share Repurchase Program [Member] | Open Market Transactions [Member]
Treasury Stock, Shares, Acquired									790,011	466,268
Treasury Stock Acquired, Average Cost Per Share | $ / shares									$ 25.37	$ 22.01
Treasury Stock, Retired, Cost Method, Amount | $									$ 20,068	$ 10,278
Preferred Stock [Member]
Preferred Stock, Shares Authorized									25,000,000	25,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares									$ 0.01	$ 0.01
Common stock [Member]
Common Shares - Shares Authorized									300,000,000
Common Shares - Par Value | $ / shares									$ 0.01
Stock issued during period, share based compensation									697,979	521,310	1,073,490
Treasury Stock, Shares, Retired										6,971